Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 4.4	€ 2.6	€ 21.0	€ 7.4
Acquisition related costs	€ 0.2	€ 0.3	€ 0.8	€ 3.2